Note 8 - Disclosure of Financial Instruments and Risk Management - Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade and other payables	€ 7,582	€ 2,874
Loans and participation rights	3,749	5,905
Lease liabilities	3,076	1,958
Mandatory convertible notes	0	6,859
Total December 31, 2021	14,407	17,596
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	7,582	2,874
Loans and participation rights	186	2,489
Lease liabilities	503	323
Mandatory convertible notes	0	9,286
Total December 31, 2021	8,271	14,972
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables	0	0
Loans and participation rights	4,134	4,260
Lease liabilities	2,000	1,326
Mandatory convertible notes	0	0
Total December 31, 2021	6,134	5,586
Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables	0	0
Loans and participation rights	0	0
Lease liabilities	810	421
Mandatory convertible notes	0	0
Total December 31, 2021	€ 810	€ 421